Note 8	6 Months Ended
Jun. 30, 2024
Cash Cash balances at central banks and other demand deposits [Abstract]
Disclosure of cash and cash equivalents [text block]	Cash, cash balances at central banks and other demand deposits
The breakdown of the balance under the heading “Cash, cash balances at central banks and other demand deposits” in the condensed consolidated balance sheets is as follows:

Cash, cash balances at central banks and other demand deposits (Millions of Euros)
	June 2024	December 2023
Cash on hand	6,714	7,751
Cash balances at central banks ⁽¹⁾	29,205	60,750
Other demand deposits	9,135	6,916
Total	45,055	75,416
(1) The variation is mainly due to the evolution of the balances held in the Bank of Spain.